Interest (Narrative) (Details) CAD in Millions, $ in Millions		12 Months Ended
	Apr. 06, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)
Interest Expense on Debt		$ 497	$ 509	$ 460
Debt Instrument, Maturity Date	Jan. 18, 2018
5.90% Due December 1, 2017 [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.90%
Debt Instrument, Maturity Date	Dec. 01, 2017
5.80% Due January 18, 2018 [Member]
Unsecured Debt | CAD					CAD 750
Debt Instrument, Interest Rate, Stated Percentage	5.80%
Canadian Dollar [Member]
Unsecured Debt			647
Canadian Dollar [Member] | 5.80% Due January 18, 2018 [Member]
Unsecured Debt			647
Debt Instrument, Interest Rate, Stated Percentage	5.80%				5.80%	5.80%
Debt Instrument, Maturity Date	Jan. 18, 2018	Jan. 18, 2018
United States Of America Dollars [Member]
Unsecured Debt			6,677			$ 5,350
United States Of America Dollars [Member] | 5.90% Due December 1, 2017 [Member]
Unsecured Debt	$ 700		700
Debt Instrument, Interest Rate, Stated Percentage	5.90%				5.90%	5.90%
Debt Instrument, Maturity Date	Dec. 01, 2017	Dec. 01, 2017
2015 Early Debt Redemption [member]
Interest Expense on Debt		$ 165
Athlon Energy Inc [Member]
Interest Expense on Debt			$ 125